Financial instruments - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Reconciliation of liabilities arising from financing activities
As of beginning of period	[1]	$ 786,204	$ 701,495
Repurchase convertible notes	[1]	0	(17,104)
Financing cash flows	[1],[2]	168,345	93,157
As of end of period	[1]	967,275	786,204
Non-cash changes
Amortization	[1]	11,559	7,375
Equity component of convertible notes	[1]	(1,553)	2,213
Other Changes	[1],[3]	2,720	(932)
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities
As of beginning of period		687,942	591,579
Financing cash flows	[2]	129,400	93,157
As of end of period		823,299	687,942
Non-cash changes
Amortization		6,826	3,206
Other Changes	[3]	(869)	0
Convertible Senior Notes due 2019 [Member]
Reconciliation of liabilities arising from financing activities
As of beginning of period		98,262	109,916
Repurchase convertible notes		0	(17,104)
Fair value changes	[4]	(74,644)	0
As of end of period		32,009	98,262
Non-cash changes
Amortization		3,188	4,170
Equity component of convertible notes		1,613	2,213
Other Changes	[3]	3,589	(932)
Convertible Senior Notes due 2021 [Member]
Reconciliation of liabilities arising from financing activities
As of beginning of period		0	0
Fair value changes	[4]	74,644	0
Financing cash flows	[2]	38,945	0
As of end of period		111,968	0
Non-cash changes
Amortization		1,545	0
Equity component of convertible notes		$ (3,165)	$ 0

[1]	The reconciliation does not include interest rate swaps, which are described in note 8.
[2]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows. In 2018 the cash flows from the transaction related to the exchange of convertible senior notes due 2019 of $38.9 million consists of $41.6 million cash received upon issue, less transaction costs of $2.7 million.
[3]	Other changes represents the (gain)/loss on extinguishment of debt, including previously capitalized fees.
[4]	Fair value changes reflects the loss arising from the exchange of the convertible senior notes due 2019 to convertible senior notes due 2021 below market fair value.